Financial Risk Management_Types Of The Groups Retail And Credit Card Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 160,597,262	₩ 147,662,992
Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 161,475,827	₩ 148,558,576
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (878,565)	₩ (895,584)
Housing
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	64,122,295	58,992,665
Housing | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 64,140,941	₩ 59,015,452
Portionof Retail And Credit Card Loans	39.72%	39.73%
Housing | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (18,646)	₩ (22,787)
General
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	81,719,386	75,554,379
General | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 82,130,039	₩ 76,012,881
Portionof Retail And Credit Card Loans	50.86%	51.17%
General | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (410,653)	₩ (458,502)
Credit card
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	14,755,581	13,115,948
Credit card | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 15,204,847	₩ 13,530,243
Portionof Retail And Credit Card Loans	9.42%	9.10%
Credit card | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (449,266)	₩ (414,295)